[LEAR LETTERHEAD]
June 1, 2006
Securities and Exchange Commission
Division of Corporation Finance
Office of Mergers & Acquisitions
100 F Street, N.E.
Washington, DC 20549-3628
Attn: Ms. Celeste M. Murphy

Re:	Lear Corporation
Amendment No. 1 to Schedule TO-I
File No. 005-43537
In connection with responding to comments from the Securities and Exchange Commission (the “Commission”), Lear Corporation (the “Company”) acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.
Yours truly,
LEAR CORPORATION

By:	/s/ Shari L. Burgess
Name:	Shari L. Burgess
Its:	Vice President and Treasurer